Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 1,257	$ 1,336	$ 4,240	$ 6,305	$ 5,255
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale of real estate acquired for resale			2,457	886	1,500
Gain on sale of real estate acquired for resale			(549)	(5,384)	(2,875)
Gain on sale of real estate acquired for investment				(1,216)
Gain on debt extinguishment				(5,374)
Impairment - properties				3,487	441
Impairment (recovery) - notes receivable			(1,071)	1,800
Bad debt expense (recoveries)	47	(10)	(322)	1,265	781
Lease termination income					(1,065)
Loss from advised funds	36	104	384	1,186	604
Cash receipts (deferrals) for related party fees	8	(12)	14	(166)	26
Depreciation and amortization	2,233	1,697	8,575	6,934	7,749
Amortization of deferred compensation	144	132	561	442	499
Distributions and payments from advised funds				11	2
Decrease (increase) in tenant and accounts receivable	294	1,520	1,177	(1,272)	(796)
Decrease (increase) in accounts receivable - related party	(537)	(87)	(64)	(369)	1,289
Cash receipts from direct financing leases more than income recognized				237	253
Decrease (increase) in other assets	157	260	489	2,310	(465)
Increase (decrease) in accounts payable and other liabilities	(2,132)	(2,281)	605	(1,404)	2,067
Net cash provided by operating activities	1,507	2,659	16,496	9,678	15,265
Cash flows from investing activities:
Improvements to real estate, including leasing costs	(1,129)	(425)	(4,492)	(1,963)	(1,977)
Net cash paid for acquisition of investment properties		(4,689)	(21,594)	(2,760)
Notes receivable collections			1,071
Loans to affiliates			(3,309)	(2,241)	(2,045)
Payments from affiliates			1,000	1,550	1,531
Additions to furniture, fixtures and equipment	(8)	(11)	(47)	(74)	(7)
Investments in and advances to advised funds	(458)	(229)	(44)	(97)
Distributions and payments from advised funds		16	16	557	112
Proceeds from sale of real estate acquired for resale				14,053
Residual economic interest paid				(2,866)
Cash deposited with a qualified intermediary				(12,804)
Cash received from qualified intermediary		9,370	9,370	3,434
Proceeds from sale of investment property				4,608
REITPlus cash on hand at time of acquisition					667
Decrease in preacquisition costs					16
Net cash provided by (used in) investing activities	(1,595)	4,032	(18,029)	1,397	(1,703)
Cash flows from financing activities:
Proceeds from notes payable	8,000	1,750	35,870	32,423	8,475
Payments of notes payable	(5,521)	(6,065)	(24,577)	(32,536)	(9,771)
Payments for financing costs	(125)	(3)	(88)	(478)	(590)
Purchase of treasury stock				(48)
Issuance of shares of common stock				(26)
Retirement of shares of common stock	(36)				(348)
Common dividends paid	(2,334)	(2,319)	(9,277)	(10,384)	(12,488)
Distributions to noncontrolling interests				(438)	(108)
Net cash provided by (used in) financing activities	(16)	(6,637)	1,928	(11,487)	(14,830)
Net increase (decrease) in cash and cash equivalents	(104)	54	395	(412)	(1,268)
Cash and cash equivalents, beginning of period	1,050	655	655	1,067	2,335
Cash and cash equivalents, end of period	946	709	1,050	655	1,067
Supplemental schedule of cash flow information:
Interest	2,567	1,972	9,260	10,149	10,187
Taxes	2	142	566	382	445
Number of restricted shares of common stock issued to employees and directors as part of their compensation arrangements. Restricted shares vest over a three to seven- year period.			85,000	185,500	64,000
Deferred compensation recorded upon issuance of restricted shares of common stock	790	674	762	1,669	580
Reclassification of accounts receivable - related party to notes receivable - related party	345
Assumption of debt for the acquisition of our 500 Lamar property		15,675		1,800
Lease termination income for building transferred to us for tenant default of lease					$ 1,065